Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Hardware [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3
Furniture and equipment [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3
Furniture and equipment [member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5
Leasehold Improvements [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 to 15 years or up to the lease term
Other Equipments [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Other Equipments [member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4